UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7156

Name of Fund:  MuniYield Florida Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield Florida Insured Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Florida Insured Fund

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Florida - 129.4%

       NR*      Aaa     $1,300   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029(a)              $    1,341

       AA       NR*      1,665   Beacon Tradeport Community Development District, Florida, Special Assessment
                                 Revenue Refunding Bonds (Commercial Project), Series A, 5.625% due
                                 5/01/2032 (k)                                                                        1,732

       AAA      Aaa        700   Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due
                                 11/01/2020(c)(h)                                                                       822

       AAA      Aaa      3,000   Brevard County, Florida, IDR (NUI Corporation Project), AMT, 6.40% due
                                 10/01/2024(a)                                                                        3,081

       AAA      Aaa      5,000   Dade County, Florida, Aviation Revenue Bonds, AMT, Series B, 5.75% due
                                 10/01/2012(b)                                                                        5,299

       NR*      Aaa      1,000   Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B, 5%
                                 due 11/15/2027(c)                                                                    1,008

       AAA      Aaa      1,000   Deltona, Florida, Utility System Revenue Bonds, 5.125% due 10/01/2027(b)             1,020

       NR*      Aaa         25   Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 6.20% due 4/01/2020(b)(d)(e)                                                            25

       AAA      Aaa      2,275   Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                                 7% due 4/01/2028(d)(e)                                                               2,339

       NR*      Aaa      4,585   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue
                                 Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020(a)                    4,745

       AAA      Aaa      1,000   Escambia County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                                 (Ascension Health Credit), Series A-1, 5.75% due 11/15/2009(a)(l)                    1,135

       AAA      Aaa      2,110   First Florida Governmental Financing Commission Revenue Bonds, 5.70% due
                                 7/01/2017(b)                                                                         2,299

       AAA      Aaa      1,000   Fishhawk Community Development District, Florida, Special Assessment Revenue
                                 Refunding Bonds, 5.25% due 5/01/2018(b)                                              1,084

       AAA      Aaa      1,150   Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT,
                                 Series C-1, 6.75% due 8/01/2014(a)                                                   1,182

       AAA      Aaa        785   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                                 Bonds, AMT, Series 4, 6.25% due 7/01/2022(f)                                           808



Portfolio Abbreviations


To simplify the listings of MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
RIB        Residual Interest Bonds
S/F        Single-Family


MuniYield Florida Insured Fund

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Florida (concluded)

       AA       Aaa     $1,650   Florida State Board of Education, Capital Outlay, GO (Public Education),
                                 Series B, 5.875% due 6/01/2005(l)                                               $    1,726

       AAA      Aaa      6,190   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due
                                 7/01/2015(c)                                                                         7,044

       AAA      Aaa      1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh
                                 Utility System), 5.125% due 10/01/2033(a)                                            1,014

       AA-      Aa3      1,860   Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                                 Transportation), Series B, 5% due 7/01/2030                                          1,862

       A        A3       3,700   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series A, 6% due 11/15/2031                               3,894

       NR*      Baa1       895   Hillsborough County, Florida, IDA, Hospital Revenue Refunding Bonds (Tampa
                                 General Hospital Project), Series A, 5.25% due 10/01/2024                              870

       NR*      Aaa      6,000   Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2026(b)             6,181

       AAA      Aaa      2,615   Hillsborough County, Florida, School District, Sales Tax Revenue Refunding
                                 Bonds, 5.375% due 10/01/2020(a)                                                      2,810

                                 Jacksonville Electric Authority, Florida, Water and Sewer System Revenue
                                 Bonds(b):
       AAA      Aaa      2,000       Series A, 5.375% due 10/01/2030                                                  2,028
       AAA      Aaa      2,610       Series C, 5.25% due 10/01/2037                                                   2,628

                                 Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                 Revenue Bonds (Mayo Clinic-Jacksonville) (b):
       AAA      Aaa      1,000       Series A, 5.50% due 11/15/2036                                                   1,044
       AAA      Aaa        750       Series B, 5.50% due 11/15/2036                                                     786

       AAA      Aaa      1,455   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
                                 Improvement Bonds, 5.25% due 10/01/2032(c)                                           1,491

                                 Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT(b):
       NR*      Aaa      1,025       5.625% due 11/01/2010(l)                                                         1,142
       NR*      Aaa      1,225       5.625% due 11/01/2026                                                            1,268

       AAA      Aaa      2,000   Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5%
                                 due 10/01/2028(b)                                                                    2,008

       AAA      Aaa      1,000   Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029(f)      1,083

                                 Lee County, Florida, Capital Revenue Bonds(a):
       AAA      Aaa      1,285       5.25% due 10/01/2023                                                             1,357
       AAA      Aaa      1,355       5.25% due 10/01/2024                                                             1,423

       AAA      NR*        395   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                                 AMT, Series A, Sub-Series 3, 7.45% due 9/01/2027(d)(e)(i)                              405

       AAA      Aaa      1,000   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034(c)        1,029

       AAA      Aaa        500   Marco Island, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2021(b)           533

       NR*      Aaa      1,000   Martin County, Florida, Utilities System Revenue Bonds, 5.125% due
                                 10/01/2033(a)                                                                        1,014

       AAA      Aaa      2,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025(a)          2,172

       AAA      Aaa      5,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International
                                 Airport), AMT, Series A, 6% due 10/01/2024(c)                                        5,509

       AAA      Aaa      2,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                                 (University of Miami), Series A, 5.75% due 4/01/2029(a)                              2,149

       AAA      Aaa      1,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                 Series B, 5.25% due 7/01/2027(c)                                                     1,036

       AAA      NR*      3,480   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue
                                 Refunding Bonds, DRIVERS, Series 208, 9.87% due 8/15/2017(a)(j)                      4,082

       AAA      Aaa      1,115   Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project),
                                 Series A, 5.375% due 10/01/2030(a)                                                   1,161

       AAA      Aaa      2,000   Miami-Dade County, Florida, School Board COP, Series A, 5.50% due
                                 10/01/2009(f)(l)                                                                     2,232

       AAA      Aaa      1,000   Ocoee, Florida, Water and Sewer System, Revenue Refunding and Improvement
                                 Bonds, 5.125% due 10/01/2033(a)                                                      1,014

       NR*      Aaa      4,765   Orange County, Florida, Educational Facilities Authority, Educational Facilities
                                 Revenue Refunding Bonds (Rollins College Project), 5.50% due 12/01/2032(a)           5,050

                                 Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
       A        A3         600       (Adventist Health System), 6.25% due 11/15/2024                                    642
       A        A2       1,835       (Orlando Regional Healthcare), 6% due 12/01/2029                                 1,917

                                 Orange County, Florida, Sales Tax Revenue Refunding Bonds(c):
       AAA      Aaa      1,000       Series A, 5.125% due 1/01/2023                                                   1,037
       AAA      Aaa      2,000       Series B, 5% due 1/01/2025                                                       2,030

       NR*      Aaa      6,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2023(b)          6,779

       AAA      Aaa      5,330   Orange County, Florida, Tourist Development, Tax Revenue Bonds, 5.50% due
                                 10/01/2032(a)                                                                        5,603

                                 Orlando and Orange County, Florida, Expressway Authority Revenue Bonds,
                                 Series B(a):
       AAA      Aaa      1,000       5% due 7/01/2030                                                                 1,003
       AAA      Aaa      5,015       5% due 7/01/2035                                                                 5,011

       NR*      Aaa      1,530   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds,
                                 5.25% due 10/01/2025(a)                                                              1,585

       NR*      Aaa      2,000   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027(a)         2,063

       AAA      Aaa      1,100   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                                 5.50% due 10/01/2027(c)                                                              1,165

       AAA      Aaa      1,500   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20%
                                 due 6/01/2015(c)                                                                     1,902

       AAA      Aaa      2,000   Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due
                                 8/01/2021(f)                                                                         2,118

                                 Palm Beach County, Florida, School Board, COP, Series A:
       AAA      Aaa      5,000       6% due 8/01/2010(c)(l)                                                           5,789
       AAA      Aaa      1,500       5.50% due 8/01/2022(a)                                                           1,614

       AAA      Aaa      1,000   Pasco County, Florida, Sales Tax Revenue Bonds (Half-Cent), 5% due
                                 12/01/2033(a)                                                                        1,001

       NR*      Aaa      1,000   Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due
                                 10/01/2034(a)                                                                        1,002

       NR*      Aaa      1,000   Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022(c)          1,060

       NR*      Aaa      1,055   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024(b)               1,109

       AAA      Aaa      1,000   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25%
                                 due 10/01/2034(b)                                                                    1,032

       AAA      Aaa      4,920   Sarasota County, Florida, Utility System Revenue Bonds, 6.50% due
                                 10/01/2004(c)(l)                                                                     5,061

       AAA      NR*      2,000   South Broward, Florida, Hospital District Revenue Bonds, DRIVERS, Series 337,
                                 9.843% due 5/01/2032(b)(j)                                                           2,265

       A        A2       1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                                 Hospital Inc.), 5.80% due 10/01/2034                                                 1,013

       AAA      Aaa      1,240   Stuart, Florida, Public Utilities Revenue Refunding and Improvement Bonds,
                                 5.25% due 10/01/2024(c)                                                              1,299

                                 Village Center Community Development District, Florida, Recreational Revenue
                                 Bonds, Series A(b):
       AAA      Aaa      1,640       5.375% due 11/01/2034                                                            1,715
       AAA      Aaa      1,000       5.125% due 11/01/2036                                                            1,009

                                 Village Center Community Development District, Florida, Utility Revenue
                                 Bonds(b):
       AAA      Aaa      2,585       5.25% due 10/01/2023                                                             2,716
       AAA      Aaa      4,000       5.125% due 10/01/2028                                                            4,061


New Jersey -  0.5%

       BBB      Baa3       735   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                                 due 6/01/2041                                                                          680


Puerto Rico - 15.4%

       BBB      Baa3     1,095   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                                 Refunding Bonds, 5.375% due 5/15/2033                                                  955

       AAA      NR*      7,500   Puerto Rico Commonwealth, GO, Refunding, DRIVERS, Series 232, 9.657% due
                                 7/01/2017(g)(j)                                                                      9,493

       AAA      Aaa      1,970   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.375%
                                 due 7/01/2019(b)                                                                     2,153

       A-       Baa1     1,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series I, 5% due 7/01/2036                                                      974

       BBB+     Baa2     1,145   Puerto Rico Public Finance Corporation Revenue Bonds, Commonwealth
                                 Appropriation, Series E, 5.70% due 8/01/2025(l)                                      1,292

       NR*      Aaa      3,550   Puerto Rico Public Finance Corporation, Revenue Refunding Bonds, RIB,
                                 Series 522X, 9.44% due 2/01/2010(b)(j)(l)                                            4,413

                                 Total Municipal Bonds (Cost - $172,815) - 145.3%                                   181,526


                        Shares
                          Held                          Short-Term Securities
                         3,219   Merrill Lynch Institutional Tax-Exempt Fund (m)                                      3,219

                                 Total Short-Term Securities (Cost - $3,219) - 2.6%                                   3,219

       Total Investments (Cost - $176,034**) - 147.9%                                                               184,745
       Other Assets Less Liabilities - 0.1%                                                                             176
       Preferred Shares, at Redemption Value - (48.0%)                                                             (60,011)
                                                                                                                 ----------
       Net Assets Applicable to Common Shares - 100.0%                                                           $  124,910
                                                                                                                 ==========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) GNMA Collateralized.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) XL Capital Insured.

(h) Escrowed to maturity.

(i) FHLMC Collateralized.

(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(k) Radian Insured.

(l) Prerefunded.

(m) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

Merrill Lynch Institutional Tax-Exempt Fund   (2,500)        $ 24


* Not Rated.

** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:


                                                     (in Thousands)

Aggregate cost                                       $      176,111
                                                     ==============
Gross unrealized appreciation                        $        8,978
Gross unrealized depreciation                                 (344)
                                                     --------------
Net unrealized appreciation                          $        8,634
                                                     ==============


Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                          (in Thousands)

                                                Notional      Unrealized
                                                 Amount      Depreciation

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 4.153%

Broker, J.P. Morgan Chase Bank
  Expires August 2014                           $ 7,300        $  (247)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 4.342%

Broker, J.P. Morgan Chase Bank
  Expires October 2024                          $10,000            (44)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate
  of 3.836%

Broker, J.P. Morgan Chase Bank
  Expires October 2014                          $ 7,300            (26)
                                                               --------
Total                                                          $  (317)
                                                               ========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Florida Insured Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Florida Insured Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Florida Insured Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Florida Insured Fund, Inc.


Date: September 17, 2004